Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (3,202)	$ (2,885)
Increase (decrease) in other comprehensive income	16,799	9,819
Increase (decrease) in total comprehensive income	13,597	6,934
Increase (decrease) in net earnings	3,202	2,885
Increase (decrease) in other comprehensive income	(16,799)	(9,819)
Increase (decrease) in total comprehensive income	$ (13,597)	$ (6,934)